INSURANCE RESERVES	12 Months Ended
Dec. 31, 2012
Insurance Loss Reserves [Abstract]
INSURANCE RESERVES
NOTE 23: INSURANCE RESERVES

EH has consistently made a provision for loss reserves by estimating the potential liability on a claim-by-claim basis. Activity in the liability for outstanding claims and claim adjustment expenses for the year ended December 31, comprises of:

	2011	2012
	(EUR in thousands)
Property and casualty reserves
Reserve for outstanding claims and claim adjustment expenses as at January 1,	735,476	749,796
Incurred claims and claim adjustment expenses:
Provision for insured events of the current year	245,894	169,693
Change in provision for insured events of prior years	16,079	(60,783)
Total incurred claims and claim adjustment expenses	261,973	108,910
Payments:
Claims and claim adjustment expenses attributable to insured events of the current year	(83,739)	(61,955)
Claims and claim adjustment expenses attributable to insured events of prior years	(118,257)	(104,297)
Total payments	(201,996)	(166,252)
Changes in unearned premium reserves	(45,657)	(54,453)
Reserves for outstanding claims and claim adjustment expenses as at December 31,	749,796	638,001

The share of reinsurers in property and casualty insurance reserves amounted to €136.2 million and €101.5 million at December 31, 2011 and 2012 respectively.

	2011	2012
	(EUR in thousands)
Future policy benefit liabilities
Mathematical and other future policy benefit liabilities at 1 January	1,795,868	2,011,045
Increase in reserves	618,976	222,779
Paid claims and other movements	(403,799)	(354,697)
Mathematical and other future policy benefit liabilities at December 31,	2,011,045	1,879,127
Total insurance reserves	2,760,841	2,517,128

Reinsurance arrangements
The reinsurance program of EH is designed to minimize the Group’s exposure to large claims and reduce accumulation against catastrophic risks. The level of risk retained by the Group is determined by the levels of Shareholder Equity, Gross Written Premium and Possible Maximum Loss per type of risk underwritten.

Income from insurance operations at December 31, comprised:

	2010	2011	2012
	(EUR in thousands)
Gross written premiums	1,008,320	776,301	629,689
Cancellation commissions	2,790	3,140	3,409
Other insurance related income / (expense)	6,061	(2,161)	(144)
Total income from insurance operations	1,017,171	777,280	632,954

Reinsurance

We assume and cede reinsurance with other insurance companies, mainly in the property and casualty lines of business.
Our reinsurance program consists of non-proportional treaties in motor and property, per risk and catastrophe business, which are our main lines of property and casualty business. Other lines of business are covered mainly by proportional treaties.
The effect of reinsurance on premiums written and earned for the years ended December 31, was as follows:

Short-duration life insurance contracts
	2010	2011	2012
	(EUR in thousands)
Premiums written	248,887	226,629	225,443
Reinsurance ceded	(8,305)	(4,861)	(3,622)
Net written premiums	240,582	221,768	221,821

Premiums earned	249,901	203,929	232,817
Reinsurance ceded	(8,319)	(10,324)	(7,595)
Net earned premiums	241,582	193,605	225,222

Included in premiums earned for 2010, 2011 and 2012 are premiums assumed of EUR 1.3 million, EUR 0.4 million and EUR 0.4 million respectively.
Premiums earned on long-duration life insurance contracts amounted to EUR 172.0 million, EUR 124.8 million and EUR 86.6 million for 2010, 2011 and 2012 respectively.

Property and casualty insurance contracts
	2010	2011	2012
	(EUR in thousands)
Direct premiums written	578,919	452,460	310,326
Reinsurance assumed	8,436	10,913	7,313
Reinsurance ceded	(108,698)	(70,749)	(73,060)
Net premiums written	478,657	392,624	244,579

Direct premiums earned	581,142	512,988	372,333
Reinsurance assumed	6,921	3,136	3,657
Reinsurance ceded	(108,071)	(80,602)	(70,170)
Net premiums earned	479,992	435,522	305,820